United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519
(Investment Company Act File Number)

FEDERATED HERMES CORE TRUST
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-10-31

Date of Reporting Period: Six months ended 2025-04-30

Item 1.	Reports to Stockholders

Emerging Markets Core Fund

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Core Trust

This semi-annual shareholder report contains important information about the Emerging Markets Core Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Core Fund	$3	0.06%

Key Fund Statistics

  Net Assets$689,129,528
  Number of Investments458
  Portfolio Turnover23%

Fund Holdings

Top Countries (% of Net Assets)

Value	Value
Nigeria	2.7%
Guatemala	3.3%
South Africa	3.4%
Dominican Republic	4.0%
Egypt	4.4%
Mexico	7.6%
Colombia	9.1%
Turkey	10.0%
Brazil	11.3%
Argentina	11.6%

Semi-Annual Shareholder Report

Emerging Markets Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31409N887

Q453026-A (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
April 30, 2025

Emerging Markets Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2025 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—75.6%
		Banking—1.5%
$ 1,250,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	$ 1,253,384
500,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 6.000%, 3/18/2031	505,311
2,000,000		Banco Nacional de Comercio Exterior, Sub., REGS, 2.720%, 8/11/2031	1,887,316
750,000		Corp Financiera de Desarrollo S.A., Sr. Unsecd. Note, 144A, 5.950%, 4/30/2029	767,314
1,000,000	[1]	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, 3.200%, 9/4/2026	974,225
1,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 9.000%, 10/12/2028	1,051,520
3,600,000		Turkiye Varlik Fonu Yonetimi AS, Sr. Unsecd. Note, 8.250%, 2/14/2029	3,678,865
		TOTAL	10,117,935
		Chemicals & Plastics—0.6%
3,800,000		OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	2,795,361
1,500,000		OCP S.A., Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	1,325,527
		TOTAL	4,120,888
		Finance—0.5%
1,700,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	1,700,254
2,000,000	[1]	MAF Global Securities Ltd., Jr. Sub. Deb., 6.375%, 3/20/2026	2,003,313
		TOTAL	3,703,567
		Financial Intermediaries—0.1%
400,000		CFAMC III Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	390,072
		Oil & Gas—10.1%
5,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 6.875%, 4/29/2030	4,870,491
2,500,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.375%, 1/19/2036	2,341,781
2,300,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	2,406,614
3,400,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	3,405,569
900,000		Edo Sukuk Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/21/2033	915,295
9,100,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.000%, 1/13/2035	8,628,665
500,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 4.750%, 6/19/2032	368,808
1,500,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 5.625%, 6/19/2047	925,290
750,000		Petroleos Mexicanos, 6.500%, 6/2/2041	517,021
5,750,000		Petroleos Mexicanos, Co. Guarantee, 6.625%, 6/15/2035	4,441,479
3,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	2,674,080
1,100,000		Petroleos Mexicanos, Sr. Secd. Note, 10.000%, 2/7/2033	1,102,423
2,450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	2,028,573
9,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	9,288,023
2,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	2,144,465
6,800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,571,299
3,750,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	2,500,574
6,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	4,381,344
1,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	984,083
250,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	231,235
5,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	3,554,572
200,000		Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	168,840
2,000,000		Qatar Petroleum, Sr. Unsecd. Note, REGS, 3.125%, 7/12/2041	1,473,565
800,000		Southern Gas Corridor CJSC, Sr. Unsecd. Note, REGS, 6.875%, 3/24/2026	808,620
985,000		YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	1,016,771
1,550,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	1,570,500
1,750,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	1,797,402
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Oil & Gas—continued
$ 1,000,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	$ 851,939
	TOTAL	69,969,321
	Real Estate—0.2%
1,100,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	1,073,786
	Sovereign—59.1%
1,000,000	Abu Dhabi, Government of, Sr. Unsecd. Note, REGS, 3.000%, 9/15/2051	655,500
1,100,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	876,656
2,100,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	1,647,240
1,800,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	1,759,550
9,286,496	Argentina Bonar Bonds, Unsecd. Note, 0.750%, 7/9/2030	6,151,375
2,860,000	Argentina, Government of, Series 3, 3.000%, 5/31/2026	2,746,029
14,419,571	Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	11,030,972
2,070,000	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	1,664,280
8,800,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	5,310,929
17,332,671	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	11,558,878
2,296,591	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	1,493,703
11,550,000	Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	8,041,535
1,800,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	1,268,046
11,500,000	Argentina, Government of, Unsecd. Note, 4.125%, 7/9/2035	7,700,400
4,500,000	Argentina, Government of, Unsecd. Note, 5.000%, 1/9/2038	3,110,940
1,140,000	Argentina, Government of, Unsecd. Note, Series 1A, 5.000%, 10/31/2027	1,107,271
1,500,000	Argentina, Government of, Unsecd. Note, Series 1C, 5.000%, 10/31/2027	1,354,500
1,260,000	Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	1,140,640
1,000,000	Armenia, Government of, Sr. Unsecd. Note, REGS, 3.950%, 9/26/2029	899,919
800,000	Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	698,520
2,100,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 7.500%, 7/7/2037	2,100,000
2,600,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	2,347,683
3,200,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	2,952,320
1,300,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	1,183,000
1,000,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	1,039,657
2,500,000	Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	2,256,515
2,500,000	Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 5.625%, 9/30/2031	2,351,575
3,200,000	Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	3,249,229
EUR 1,300,000	Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,188,297
$ 600,000	Benin, Government of, Sr. Unsecd. Note, 144A, 7.960%, 2/13/2038	539,766
200,000	Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	182,800
500,000	Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	325,000
1,300,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	845,000
1,000,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/2/2030	649,520
3,000,000	Brazil, Government of, Bond, 8.250%, 1/20/2034	3,345,747
5,000,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	4,069,025
5,500,000	Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	4,936,433
3,000,000	Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	2,108,469
4,450,000	Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	4,383,004
1,700,000	Brazil, Government of, Sr. Unsecd. Note, 6.125%, 3/15/2034	1,663,542
4,000,000	Brazil, Government of, Sr. Unsecd. Note, 6.250%, 3/18/2031	4,110,986
3,175,000	Brazil, Government of, Sr. Unsecd. Note, 6.625%, 3/15/2035	3,164,404
5,183,000	Brazil, Government of, Sr. Unsecd. Note, 7.125%, 5/13/2054	4,909,698
4,500,000	Colombia, Government of, 7.375%, 9/18/2037	4,164,321
1,500,000	Colombia, Government of, 8.375%, 11/7/2054	1,371,937
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	$ 1,155,680
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 2/15/2061	764,613
6,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	5,631,548
4,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	2,599,112
700,000		Colombia, Government of, Sr. Unsecd. Note, 7.375%, 4/25/2030	709,905
2,013,000		Colombia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	1,959,582
2,850,000		Colombia, Government of, Sr. Unsecd. Note, 7.750%, 11/7/2036	2,714,790
6,000,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 4/20/2033	6,092,885
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	1,470,841
700,000		Colombia, Government of, Sr. Unsecd. Note, 8.500%, 4/25/2035	711,003
9,000,000		Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	8,602,129
2,000,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	2,043,645
3,000,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	3,066,000
2,500,000		Costa Rica, Government of, Unsecd. Note, 144A, 7.300%, 11/13/2054	2,543,608
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	929,400
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,376,388
2,800,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	2,700,040
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.950%, 3/15/2037	496,400
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.150%, 2/24/2055	489,050
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.450%, 4/30/2044	1,533,825
5,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	4,932,125
5,450,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	4,480,172
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	3,010,200
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	3,017,100
1,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	1,350,020
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.850%, 1/27/2045	1,151,640
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	511,275
800,000	[2]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	486,431
5,215,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	2,718,997
3,899,453		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2035	2,338,552
4,715,543		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	3,524,161
EGP 212,800,000	[2]	Egypt Treasury Bill, Series 364D, 0.000%, 7/29/2025	3,920,447
221,100,000	[2]	Egypt Treasury Bill, Series 364D, 0.000%, 10/7/2025	3,896,601
$ 1,300,000		Egypt, Government of, 144A, 8.625%, 2/4/2030	1,240,096
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	489,749
$ 1,700,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	1,419,500
900,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	726,869
1,600,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	1,504,000
400,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	340,472
2,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.750%, 9/30/2051	2,061,606
5,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	3,884,400
2,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 2/16/2031	1,706,250
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	489,749
$ 1,600,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	1,497,888
5,800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/29/2032	4,936,670
1,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	757,350
1,200,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	900,000
1,000,000		El Salvador, Government of, 144A, 8.250%, 4/10/2032	985,710
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 0.250%, 4/17/2030	30,680
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.250%, 4/17/2030	1,543,521
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 650,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 11/21/2054	$ 644,209
1,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	804,470
3,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	2,957,129
1,100,000		Gabon, Government of, Sr. Unsecd. Note, 144A, 7.000%, 11/24/2031	777,040
141,600	[2]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/3/2026	133,670
248,390	[2]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 1/3/2030	188,802
3,427,800		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	2,925,799
4,053,200		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	2,756,176
2,500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/3/2029	2,134,250
1,000,000		Guatemala, Government of, 144A, 7.050%, 10/4/2032	1,048,490
4,500,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.050%, 8/6/2031	4,473,717
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.650%, 10/7/2041	2,312,959
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/13/2028	980,000
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.375%, 4/24/2032	2,878,747
2,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 6.600%, 6/13/2036	1,997,532
1,250,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 7.050%, 10/4/2032	1,310,613
1,000,000		Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	983,735
1,200,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 8.625%, 11/27/2034	1,189,800
2,200,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	2,003,100
800,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	689,712
1,900,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.075%, 4/1/2036	1,756,257
900,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	826,396
1,430,835		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	1,314,651
3,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	3,017,490
1,300,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	1,197,586
600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	462,873
2,000,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.500%, 3/5/2036	1,754,584
300,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	285,870
200,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	188,000
3,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.000%, 5/22/2032	2,642,160
800,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	597,234
1,700,000	[3,4]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 12/31/2099	289,000
1,000,000	[3,4]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	170,990
700,000		Mongolia, Government of, Sr. Unsecd. Note, 144A, 6.625%, 2/25/2030	672,902
800,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 3.500%, 7/7/2027	737,276
1,650,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	1,349,453
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	1,894,040
1,100,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 9.625%, 6/9/2031	1,035,430
2,250,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.125%, 9/28/2028	2,024,438
2,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	2,068,748
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	877,050
1,750,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	1,254,876
1,100,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.375%, 3/24/2029	1,041,854
2,150,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	1,985,998
800,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	693,040
1,600,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.500%, 3/8/2047	1,587,450
1,900,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	1,920,391
1,500,000		Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	1,560,126
3,800,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	3,337,434
2,300,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 6.000%, 4/8/2026	2,168,049
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,300,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.375%, 4/8/2031	$ 1,021,280
700,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.950%, 1/31/2029	614,775
1,400,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	1,376,200
4,000,000		Paraguay, Government of, 144A, 5.400%, 3/30/2050	3,395,000
1,500,000		Paraguay, Government of, Sr. Unsecd. Note, 144A, 2.739%, 1/29/2033	1,260,000
2,000,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,795,000
1,000,000		Qatar, Government of, Sr. Unsecd. Note, REGS, 4.400%, 4/16/2050	847,560
300,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.375%, 1/30/2034	284,172
EUR 800,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.750%, 7/11/2039	892,611
$ 500,000		Romania, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/27/2032	414,940
900,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	705,456
500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 5.000%, 1/18/2053	423,905
1,500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.450%, 2/2/2061	921,300
EUR 2,500,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	1,809,477
$ 4,500,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.250%, 5/23/2033	3,133,080
800,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	489,728
1,100,000		Serbia, Government of, Sr. Unsecd. Note, 144A, 6.500%, 9/26/2033	1,134,529
200,000		Serbia, Government of, Sr. Unsecd. Note, REGS, 2.125%, 12/1/2030	166,819
800,000		Sharjah Govt., Sr. Unsecd. Note, REGS, 4.000%, 7/28/2050	508,243
500,000		South Africa, Government of, 144A, 7.100%, 11/19/2036	476,582
1,800,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	1,696,320
2,500,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	1,665,675
1,300,000		South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	933,920
600,000		South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	466,422
4,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.100%, 1/15/2030	3,258,939
4,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.350%, 3/15/2033	2,770,000
2,190,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	2,006,697
750,000		Trinidad and Tobago, Government of, REGS, 5.950%, 1/14/2031	713,587
750,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, REGS, 6.400%, 6/26/2034	706,656
5,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	3,376,260
2,400,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,217,036
4,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	3,034,609
7,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	6,653,268
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	2,332,130
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	1,591,976
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 9/20/2033	1,389,435
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 1/3/2035	2,287,676
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.750%, 5/30/2040	1,762,296
3,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	3,271,177
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	3,060,060
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.125%, 7/13/2030	2,165,604
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 3/14/2029	1,078,048
5,500,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 1/19/2033	6,034,490
2,600,000		Turkey, Government of, Sr. Unsecd. Note, REGS, 5.125%, 6/22/2026	2,573,605
2,600,000		Turkey, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/24/2027	2,639,218
4,900,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	4,001,977
529,527	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	259,182
1,978,771	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	761,332
4,172,198	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2035	2,098,991
1,393,498	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	697,348
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,575,651	[3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 1.750%, 2/1/2035	$ 1,266,808
1,028,864	[3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 1.750%, 2/1/2036	496,102
1,505,000	[3,4]	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	1,074,251
800,000		United Arab Emirates, Government of, Sr. Unsecd. Note, REGS, 4.375%, 3/10/2051	544,032
500,000		United Arab Emirates, Government of, Sr. Unsecd. Note, Series EMTN, 4.226%, 3/14/2028	488,278
1,500,000		Uzbekistan, Government of, Sr. Unsecd. Note, REGS, 5.375%, 2/20/2029	1,458,000
1,000,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	150,000
399,711		Zambia, Government of, Sr. Unsecd. Note, REGS, 0.500%, 12/31/2053	227,715
479,681		Zambia, Government of, Unsecd. Note, REGS, 5.750%, 6/30/2033	416,699
		TOTAL	407,295,558
		State/Provincial—1.2%
255,426		Bono Gar Prov Del Chubut, Term Loan - 1st Lien, REGS, 7.750%, 7/26/2030	246,486
234,000		Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	233,920
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,072,203
2,364,670		Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 6.625%, 9/1/2037	1,584,329
4,469,275		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 6.625%, 9/1/2037	2,994,414
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 6.990%, 6/1/2027	674,752
1,103,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.990%, 6/1/2027	1,050,607
117,485		Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.250%, 8/8/2028	112,786
307,692		Provincia De Mendoza, REGS, 5.750%, 3/19/2029	284,615
		TOTAL	8,254,112
		Telecommunications & Cellular—0.5%
1,200,000		Oryx Funding Ltd., Sr. Unsecd. Note, REGS, 5.800%, 2/3/2031	1,203,204
300,000		Telecommunications co.Telekom Srbija Akcionarsko drustvo, Sr. Unsecd. Note, 144A, 7.000%, 10/28/2029	298,404
2,200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 7.375%, 5/20/2029	2,207,192
		TOTAL	3,708,800
		Transportation—0.2%
1,200,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	988,744
600,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	605,309
		TOTAL	1,594,053
		Utilities—1.6%
1,200,000		Eig Pearl Holdings S.a.r.l., Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	930,043
2,300,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	2,275,597
900,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.350%, 8/10/2028	890,451
4,700,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	4,804,598
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	751,952
100,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	97,188
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	358,372
800,000		Lamar Funding Ltd., Sr. Unsecd. Note, REGS, 3.958%, 5/7/2025	800,112
		TOTAL	10,908,313
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $482,923,891)	521,136,405
		CORPORATE BONDS—20.6%
		Air Transportation—0.3%
800,732		Azul Secured Finance LLP, 144A, 11.930%, 8/28/2028	483,186
198,485		Azul Secured Finance LLP, Sec. Fac. Bond, 144A, 10.875%, 8/28/2030	37,874
1,300,000		Latam Airlines Group S.A., 144A, 7.875%, 4/15/2030	1,274,000
		TOTAL	1,795,060
		Airport—0.4%
200,000		Aeropuertos Dominicanos Siglo XXI S.A., Sec. Fac. Bond, 144A, 7.000%, 6/30/2034	203,313
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Airport—continued
$ 1,315,000		Delhi Intl. Airport Ltd., REGS, 6.450%, 6/4/2029	$ 1,322,640
1,250,000		GMR Hyderabad International Airport Ltd., REGS, 4.250%, 10/27/2027	1,190,677
		TOTAL	2,716,630
		Automotive—0.3%
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	241,849
2,000,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	1,612,325
		TOTAL	1,854,174
		Banking—2.2%
600,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	562,271
2,000,000	[1]	Akbank T.A.S., 144A, 9.368%, 3/14/2029	2,001,608
2,300,000	[3,4,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	115,000
2,200,000		Banco Bradesco S.A., 144A, 6.500%, 1/22/2030	2,284,304
480,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2030	478,896
500,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 6.250%, 4/8/2029	513,756
1,000,000		Banco Continental SAECA, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	984,404
500,000	[1]	Banco de Credito E Inversiones S.A., Jr. Sub. Deb., 144A, 8.750%, 2/8/2029	518,565
200,000	[1]	Banco General S.A., Jr. Sub. Note, 144A, 5.250%, 5/7/2031	175,560
500,000		Banco Industrial S.A., Sub., 144A, 4.875%, 1/29/2031	488,250
1,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	978,128
1,000,000		Bancolombia S.A., Sub., 8.625%, 12/24/2034	1,038,746
1,000,000		ForteBank JSC, Sr. Unsecd. Note, 144A, 7.750%, 2/4/2030	978,803
200,000	[1]	Itau Unibanco Holding S.A., Sr. Unsecd. Note, REGS, 7.562%, 2/27/2025	199,955
1,000,000		Mashreqbank PSC, Sub., 7.875%, 2/24/2033	1,053,974
1,500,000		OTP Bank Nyrt, Sub., Series EMTN, 8.750%, 5/15/2033	1,591,035
1,800,000	[1,3,4,5]	SovCo Capital Partners B.V., Jr. Sub. Note, 144A, 7.600%, 2/17/2027	90,000
500,000		Yapi ve Kredi Bankasi A.S., 144A, 7.125%, 10/10/2029	493,847
700,000		Yapi ve Kredi Bankasi A.S., Sub. Note, REGS, 7.875%, 1/22/2031	699,785
		TOTAL	15,246,887
		Beverage & Tobacco—0.1%
1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	957,733
		Building & Development—0.1%
700,000		JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	668,716
		Building Materials—0.4%
500,000		Cemex S.A.B. de C.V., Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	495,871
2,000,000	[1]	Cemex S.A.B. de C.V., Sub., REGS, 5.125%, 11/19/2025	1,971,274
		TOTAL	2,467,145
		Chemicals & Plastics—2.2%
1,000,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	773,300
300,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 8.000%, 10/15/2034	267,900
1,300,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 1/12/2031	1,248,315
1,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/10/2028	900,183
2,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/31/2030	1,659,480
1,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 2/13/2033	875,493
3,400,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	2,635,498
1,900,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	1,766,162
1,900,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,802,894
1,250,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.375%, 2/14/2031	1,268,906
2,100,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.500%, 10/6/2028	2,151,387
		TOTAL	15,349,518
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Finance—0.3%
$ 3,110,000	[3,4]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	$ 349,875
60,000	[3,4]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 9.500%, 2/7/2026	7,128
300,000		Inversiones Atlantida S.A., Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	288,612
1,500,000	[1]	NBK Tier 1 Ltd., Jr. Sub. Note, REGS, 3.625%, 8/24/2026	1,446,984
500,000	[3,4,5]	Unifin Financiera, S.A.B. de C.V., Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	15,650
		TOTAL	2,108,249
		Food Products—0.5%
1,500,000		Brf S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	1,423,143
2,150,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.875%, 9/13/2033	2,294,841
		TOTAL	3,717,984
		Food Services—0.4%
1,000,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	1,006,608
2,000,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	1,731,084
		TOTAL	2,737,692
		Industrial Products & Equipment—0.1%
750,000		Embraer Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 7.000%, 7/28/2030	799,241
		Leisure & Entertainment—0.1%
800,000		Melco Resorts Finance Ltd., Sr. Unsecd. Note, REGS, 5.375%, 12/4/2029	725,500
		Metals & Mining—3.5%
1,000,000		Antofagasta PLC, 144A, 6.250%, 5/2/2034	1,015,746
500,000		Cia de Minas Buenaventura S.A., Sr. Unsecd. Note, 144A, 6.800%, 2/4/2032	497,505
1,300,000		CSN Islands XI Corp., Sr. Unsecd. Note, REGS, 6.750%, 1/28/2028	1,213,933
1,000,000		CSN Resources S.A., Sr. Unsecd. Note, 144A, 8.875%, 12/5/2030	958,147
750,000		CSN Resources S.A., Sr. Unsecd. Note, REGS, 4.625%, 6/10/2031	568,742
200,000		Endeavour Mining PLC, Sr. Unsecd. Note, 144A, 5.000%, 10/14/2026	196,450
2,350,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 8.000%, 3/1/2033	2,327,978
3,062,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, REGS, 6.875%, 10/15/2027	3,027,492
2,000,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, REGS, 8.625%, 6/1/2031	2,029,608
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	195,364
1,550,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 5.050%, 4/5/2032	1,378,160
2,500,000		Navoi Mining and Metallurgical Co., Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	2,552,039
2,699,082		Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	2,541,993
1,000,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.000%, 11/16/2026	958,529
2,000,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.500%, 11/16/2029	1,687,041
700,000		Vale Overseas Ltd., 6.125%, 6/12/2033	722,408
500,000		Vale Overseas Ltd., Sr. Unsecd. Note, 3.750%, 7/8/2030	466,684
300,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 9.475%, 7/24/2030	275,853
1,700,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 9.850%, 4/24/2033	1,543,016
		TOTAL	24,156,688
		Oil & Gas—3.9%
922,643		Acu Petroleo Luxembourg S.a.r.l., Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	926,537
2,020,869		AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	1,994,318
1,853,658		Borr IHC Ltd. / Borr Finance LLC, Sec. Fac. Bond, REGS, 10.000%, 11/15/2028	1,595,425
450,000		Canacol Energy Ltd., Sr. Unsecd. Note, REGS, 5.750%, 11/24/2028	209,282
500,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 5.875%, 3/30/2031	453,570
200,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 8.500%, 9/30/2033	201,015
2,099,000		Gran Tierra Energy, Inc., 1st Priority Sr. Secd. Note, 144A, 9.500%, 10/15/2029	1,634,341
500,000		Greensaif Pipelines Bidc, Sec. Fac. Bond, 144A, 5.852%, 2/23/2036	503,903
1,597,300		Guara Norte S.a.r.l., Sr. Note, 144A, 5.198%, 6/15/2034	1,481,083
800,000		Heritage Petrol Co. Ltd., REGS, 9.000%, 8/12/2029	810,944
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$ 1,350,000		Hunt Oil Co. of Peru, Sr. Secd. Note, 7.750%, 11/5/2038	$ 1,393,295
900,000		Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 8.550%, 9/18/2033	1,007,142
800,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.750%, 5/1/2027	723,613
1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2031	808,490
1,380,969		MC Brazil Downstream Trading S.a.r.l., Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,068,456
898,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, 144A, 6.950%, 11/12/2028	880,305
750,000		Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, 144A, 8.960%, 4/27/2029	771,562
902,520		MV24 Capital B.V., Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	860,969
400,000		Newco Holding Usd S.a.r.l., Term Loan - 1st Lien, REGS, 9.375%, 11/7/2029	395,400
1,214,000		Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	1,190,770
500,000		Pampa Energia S.A., Sr. Unsecd. Note, REGS, 9.125%, 4/15/2029	510,612
1,750,140		Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	1,584,447
1,400,000		Puma International Financing S.A., Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	1,391,215
650,000		Sierracol Energy Andina, LLC, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	598,524
356,000		Vista Oil & Gas Argentina, Sr. Unsecd. Note, 144A, 7.625%, 12/10/2035	340,603
700,000		Vivo Energy Investments B.V., Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	682,378
2,676,186		Yinson Boronia Production, Sec. Fac. Bond, 144A, 8.947%, 7/31/2042	2,749,781
		TOTAL	26,767,980
		Paper Products—0.4%
1,500,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	1,306,281
1,500,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 7.000%, 4/3/2049	1,477,289
		TOTAL	2,783,570
		Pharmaceuticals—0.1%
200,000		Teva Pharmaceutical Finance Co. LLC, Sr. Unsecd. Note, 6.150%, 2/1/2036	195,767
200,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 8.125%, 9/15/2031	220,447
		TOTAL	416,214
		Rail Industry—0.0%
133,322		Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	137,298
		Real Estate—0.0%
1,000,000	[3,4]	Country Garden Services Holdings Co. Ltd., 3.300%, 1/12/2031	85,000
2,100,000	[3,4]	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 12/31/2099	118,125
		TOTAL	203,125
		Retailers—0.1%
800,000	[3,4]	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 12/31/2099	2,008
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	795,472
1,200,000	[3,4]	Sri Rejeki Isman Tbk PT, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	54,000
		TOTAL	851,480
		Technology Services—0.4%
1,500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	1,178,387
1,700,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	1,619,374
		TOTAL	2,797,761
		Telecommunications & Cellular—2.5%
750,000		Bharti Airtel Ltd., Sr. Unsecd. Note, 144A, 3.250%, 6/3/2031	685,354
1,500,000		Colombia Telecomunicaciones S.A. ESP, Sr. Unsecd. Note, REGS, 4.950%, 7/17/2030	1,323,880
2,050,000		CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	1,867,701
1,119,449		Digicel Intermediate Holdings Ltd., 12.000%, 5/25/2027	1,122,902
1,100,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 8.250%, 11/29/2031	1,061,995
1,600,000		IHS Holding Ltd., Sr. Unsecd. Note, REGS, 5.625%, 11/29/2026	1,564,833
824,970		IHS Netherlands Holdco B.V., Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	826,916
1,000,000		Liberty Costa Rica Senior Secured Finance, Sec. Fac. Bond, REGS, 10.875%, 1/15/2031	1,062,605
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$ 1,000,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	$ 891,385
1,300,000		Telecommunications Services of Trinidad & Tobago Ltd., Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	1,291,446
1,052,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	1,045,588
200,000		Total Play Telecom, Sec. Fac. Bond, 144A, 10.500%, 12/31/2028	178,964
3,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.450%, 1/24/2030	3,016,165
1,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.650%, 1/24/2032	1,001,482
		TOTAL	16,941,216
		Transportation—0.2%
300,000		Adani Ports and Special Economic Zone Ltd., Sr. Unsecd. Note, REGS, 3.828%, 2/2/2032	245,808
500,000		Mersin Uluslararasi Liman Isletmeciligi A.s., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2028	514,641
1,100,000		Simpar Europe S.A., Sr. Unsecd. Note, 144A, 5.200%, 1/26/2031	853,875
		TOTAL	1,614,324
		Utilities—2.1%
500,000		AES Andes S.A., Sr. Unsecd. Note, 144A, 8.150%, 6/10/2055	510,500
500,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	482,100
1,000,000		Buffalo Energy Mexico Holdings, Term Loan - 1st Lien, REGS, 7.875%, 2/15/2039	1,014,460
961,250		Empresa Electrica Cochrane SpA, 144A, 5.500%, 5/14/2027	949,845
1,200,000		Energuate Trust, Sr. Unsecd. Note, REGS, 5.875%, 5/3/2027	1,182,120
800,000		Enfragen Energia Sur S.A., REGS, 5.375%, 12/30/2030	688,308
300,000		Fs Luxembourg S.a.r.l., Sr. Unsecd. Note, 144A, 8.875%, 2/12/2031	301,820
1,400,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	1,336,740
1,760,000		Greenko Dutch B.V., REGS, 3.850%, 3/29/2026	1,706,738
417,500		Greenko Power II Ltd., Sr. Unsecd. Note, 144A, 4.300%, 12/13/2028	383,855
507,556		Light Energia S.A., Sr. Unsecd. Note, 4.375%, 6/18/2026	470,758
651,459	[2,4,5]	Light S.A., Unsecd. Note, 0.000%, 8/31/2027	179,151
225,161		LIGHT SERV ELETRICIDADE, Term Loan - 1st Lien, 4.210%, 12/19/2032	113,037
181,800		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	179,157
1,450,000		Minejesa Capital B.V., Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,351,161
1,334,290		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,282,705
500,000		OMGRID Funding Ltd., Sr. Unsecd. Note, REGS, 5.196%, 5/16/2027	497,926
1,250,000		Termocandelaria Power S.A., Sr. Unsecd. Note, 144A, 7.750%, 9/17/2031	1,245,056
200,000		Zorlu Enerji Elektrik Uretim AS, Sr. Unsecd. Note, 144A, 11.000%, 4/23/2030	183,594
		TOTAL	14,059,031
		TOTAL CORPORATE BONDS (IDENTIFIED COST $148,731,270)	141,873,216
		COMMON STOCKS—0.0%
		Airlines—0.0%
58,450	[4]	Azul S.A., ADR	44,609
		Consumer Products—0.0%
191,350	[4,5]	ATENTO LUXCO 1 S.A.	0
		Finance—0.0%
67,865	[4,5]	Unifin Financiera, S.A.B. de C.V.	7,898
		Telecommunications & Cellular—0.0%
11,153	[4,5]	Digicel Holdings Bermuda Ltd.	22,306
		TOTAL COMMON STOCKS (IDENTIFIED COST $358,524)	74,813
		EXCHANGE-TRADED FUND—0.1%
8,777		iShares MSCI Emerging Markets ETF (IDENTIFIED COST $330,761)	384,081
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—2.4%
16,905,142	Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[6] (IDENTIFIED COST $16,905,142)	$ 16,905,142
	TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $649,249,588)[7]	680,373,657
	OTHER ASSETS AND LIABILITIES - NET—1.3%[8]	8,755,871
	NET ASSETS—100%	$689,129,528
At April 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5-Year Long Futures	205	$22,385,039	June 2025	$446,386
United States Treasury Notes 10-Year Long Futures	63	$7,069,781	June 2025	$154,897
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$601,283
At April 30, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/5/2025	Toronto Dominion Bank	15,000,000	MXN	$729,732	$35,165
5/6/2025	Credit Agricole	450,000	GBP	$577,600	$22,113
5/6/2025	Bank Of America, N.A.	450,000	GBP	$583,756	$15,957
5/7/2025	Bank Of America, N.A.	500,000	AUD	$301,320	$18,968
5/7/2025	Citibank N.A.	500,000	AUD	264,467 CHF	$2,313
5/7/2025	State Street Bank & Trust Co.	517,684	AUD	250,000 GBP	$2,394
5/7/2025	Credit Agricole	2,000,000	BRL	$332,572	$19,673
5/7/2025	Bank Of America, N.A.	325,000,000	CLP	$325,260	$17,958
5/7/2025	BNP Paribas SA	550,000	EUR	$625,811	$(2,668)
5/7/2025	Citibank N.A.	550,000	EUR	$625,439	$(2,295)
5/7/2025	Bank of New York	111,000,000	JPY	$742,940	$33,828
5/7/2025	Morgan Stanley	111,000,000	JPY	$755,160	$21,607
5/7/2025	BNP Paribas SA	96,000,000	JPY	$649,742	$22,057
5/7/2025	BNP Paribas SA	13,000,000	MXN	$634,976	$27,747
5/7/2025	JPMorgan Chase Bank, N.A.	1,200,000	PEN	$320,658	$6,679
6/18/2025	Bank Of America, N.A.	6,870,000,000	COP	$1,567,502	$48,094
Contracts Sold:
5/5/2025	Toronto Dominion Bank	15,000,000	MXN	$750,432	$(14,465)
5/6/2025	JPMorgan Chase Bank, N.A.	450,000	GBP	$578,225	$(21,488)
5/6/2025	Bank of New York	450,000	GBP	$581,950	$(17,764)
5/7/2025	State Street Bank & Trust Co.	250,000	AUD	$153,655	$(6,488)
5/7/2025	Credit Agricole	250,000	AUD	$155,220	$(4,924)
5/7/2025	Credit Agricole	2,000,000	BRL	$337,809	$(14,435)
5/7/2025	Citibank N.A.	264,467	CHF	500,000 AUD	$(2,532)
5/7/2025	Bank Of America, N.A.	325,000,000	CLP	$329,164	$(14,055)
5/7/2025	State Street Bank & Trust Co.	250,000	GBP	517,684 AUD	$(3,952)
5/7/2025	Bank Of America, N.A.	2,533,322	JPY	$17,544	$(184)
5/7/2025	Bank of New York	108,466,678	JPY	$748,960	$(10,079)
5/7/2025	Morgan Stanley	111,000,000	JPY	$769,892	$(6,875)
5/7/2025	BNP Paribas SA	96,000,000	JPY	$661,297	$(10,501)
5/7/2025	Bank Of America, N.A.	13,000,000	MXN	$635,244	$(27,480)
Semi-Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
5/7/2025	JPMorgan Chase Bank, N.A.	1,200,000	PEN	$320,598	$(6,739)
6/18/2025	State Street Bank & Trust Co.	6,870,000,000	COP	$1,654,640	$39,044
6/18/2025	Barclays Bank PLC	4,950,000	EUR	$5,417,123	$(205,634)
6/18/2025	State Street Bank & Trust Co.	796,912	EUR	$864,738	$(40,483)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(79,444)
At April 30, 2025, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 04/30/2025[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Morgan Stanley	CDX Index EM Series 43	Sell	1.000%	06/20/2030	3.12%	$9,000,000	$(823,567)	$(800,713)	$(22,854)
At April 30, 2025, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
Morgan Stanley	EUR CALL/USD PUT	(1,100,000)	$1,100,000	December 2025	$1.19	$(15,704)
(Premium Received $19,943)						$(15,704)
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and the value of Swap Contracts and Written Options Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2024	$34,279,318
Purchases at Cost	$202,195,952
Proceeds from Sales	$(219,570,128)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2025	$16,905,142
Shares Held as of 4/30/2025	16,905,142
Dividend Income	$414,929

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Zero coupon bond, reflects effective rate at time of purchase.
3	Issuer in default.
4	Non-income-producing security.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $633,614,190.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at April 30, 2025.
Semi-Annual Financial Statements and Additional Information

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$521,136,405	$—	$521,136,405
Corporate Bonds	—	141,473,415	399,801	141,873,216
Exchange-Traded Fund	384,081	—	—	384,081
Equity Securities:
Common Stocks
International	44,609	—	30,204	74,813
Investment Company	16,905,142	—	—	16,905,142
TOTAL SECURITIES	$17,333,832	$662,609,820	$430,005	$680,373,657
Other Financial Instruments:
Assets
Futures Contracts	$601,283	$—	$—	$601,283
Foreign Exchange Contracts	—	333,597	—	333,597
Liabilities
Foreign Exchange Contracts	—	(413,041)	—	(413,041)
Swap Contracts	—	(823,567)	—	(823,567)
Written Options Contracts	—	(15,704)	—	(15,704)
TOTAL OTHER FINANCIAL INSTRUMENTS	$601,283	$(918,715)	$—	$(317,432)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
CHF	—Swiss Franc
CJSC	—Closed Joint Stock Company
CLP	—Chilean Peso
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
JSC	—Joint Stock Company
LLP	—Limited Liability Partnership
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.77	$7.58	$7.37	$9.93	$9.78	$9.97
Income From Investment Operations:
Net investment income (loss)[1]	0.39	0.76	0.67	0.61	0.62	0.58
Net realized and unrealized gain (loss)	(0.21)	1.08	0.14	(2.60)	0.15	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.18	1.84	0.81	(1.99)	0.77	0.33
Less Distributions:
Distributions from net investment income	(0.39)	(0.65)	(0.60)	(0.57)	(0.62)	(0.52)
Net Asset Value, End of Period	$8.56	$8.77	$7.58	$7.37	$9.93	$9.78
Total Return[2]	2.06%	24.93%	10.93%	(20.63)%	7.82%	3.48%
Ratios to Average Net Assets:
Net expenses[3]	0.06%[4]	0.05%	0.05%	0.06%	0.05%	0.05%
Net investment income	8.92%[4]	9.04%	8.51%	6.97%	6.07%	5.90%
Expense waiver/reimbursement[5]	—%	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$689,130	$873,961	$539,779	$716,217	$1,150,585	$861,056
Portfolio turnover[6]	23%	62%	107%	64%	54%	104%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
April 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $16,905,142 of investments in affiliated holdings* (identified cost $649,249,588, including $16,905,142 of identified cost in affiliated holdings)	$680,373,657
Cash	2,437,844
Cash denominated in foreign currencies (identified cost $178,619)	185,133
Due from broker (Note 2)	2,739,604
Income receivable	10,719,547
Income receivable from affiliated holdings	51,980
Receivable for investments sold	2,298,646
Unrealized appreciation on foreign exchange contracts	333,597
Receivable for variation margin on futures contracts	24,768
Receivable for periodic payments from swap contracts	10,500
Total Assets	699,175,276
Liabilities:
Payable for investments purchased	7,976,347
Written options outstanding, at value (premium received $19,943)	15,704
Unrealized depreciation on foreign exchange contracts	413,041
Swaps, at value (premium received $800,713)	823,567
Income distribution payable	565,206
Accrued expenses (Note 5)	251,883
Total Liabilities	10,045,748
Net assets for 80,473,039 shares outstanding	$689,129,528
Net Assets Consist of:
Paid-in capital	$790,669,749
Total distributable earnings (loss)	(101,540,221)
Net Assets	$689,129,528
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$689,129,528 ÷ 80,473,039 shares outstanding, no par value, unlimited shares authorized	$8.56

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended April 30, 2025 (unaudited)

Investment Income:
Interest	$33,728,933
Dividends (including $414,929 received from affiliated holdings* and net of foreign taxes withheld of $49,519)	392,752
TOTAL INCOME	34,121,685
Expenses:
Administrative fee (Note 5)	3,514
Custodian fees	66,860
Transfer agent fees	26,438
Directors’/Trustees’ fees (Note 5)	2,752
Auditing fees	21,494
Legal fees	5,847
Portfolio accounting fees	80,236
Share registration costs	615
Printing and postage	10,302
Miscellaneous (Note 5)	11,374
TOTAL EXPENSES	229,432
Net investment income	33,892,253
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments	9,257,296
Net realized loss on foreign currency transactions	(675,273)
Net realized loss on foreign exchange contracts	(68,238)
Net realized gain on futures contracts	83,768
Net realized loss on swap contracts	(87,721)
Net change in unrealized appreciation of investments	(24,147,760)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	258,985
Net change in unrealized appreciation of foreign exchange contracts	(239,177)
Net change in unrealized depreciation of futures contracts	639,168
Net change in unrealized appreciation of written options	4,239
Net change in unrealized appreciation of swap contracts	(39,314)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	(15,014,027)
Change in net assets resulting from operations	$18,878,226

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2025	Year Ended 10/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,892,253	$82,473,582
Net realized gain (loss)	8,509,832	(410,619)
Net change in unrealized appreciation/depreciation	(23,523,859)	104,810,308
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,878,226	186,873,271
Distributions to Shareholders	(35,402,738)	(69,966,332)
Share Transactions:
Proceeds from sale of shares	77,921,000	461,053,785
Net asset value of shares issued to shareholders in payment of distributions declared	30,382,431	60,907,477
Cost of shares redeemed	(276,610,505)	(304,686,040)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(168,307,074)	217,275,222
Change in net assets	(184,831,586)	334,182,161
Net Assets:
Beginning of period	873,961,114	539,778,953
End of period	$689,129,528	$873,961,114
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
April 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Emerging Markets Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
The primary investment objective of the Fund is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
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Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
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Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
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Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
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Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
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For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Financial Statements and Additional Information

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage country, duration, security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at April 30, 2025, is $9,000,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $3,000,000. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage security risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $13,225,262 and $2,966,154, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
Semi-Annual Financial Statements and Additional Information

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $182,854 and $209,404, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums received/paid for writing/purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments. At April 30, 2025, the Fund had no outstanding purchased options.
The average market value of purchased put and call options held by the Fund throughout the period was $131 and $2,517, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written call options held by the Fund throughout the period was $2,243. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$601,283*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	333,597	Unrealized depreciation on foreign exchange contracts	413,041
Foreign exchange contracts		—	Written options outstanding, at value	15,704
Credit contracts		—	Swaps, at value	823,567
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$934,880		$1,252,312

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$—	$83,768	$—	$—	$83,768
Foreign exchange contracts	—	—	(68,238)	(64,455)	(132,693)
Credit contracts	(87,721)	—	—	—	(87,721)
TOTAL	$(87,721)	$83,768	$(68,238)	$(64,455)	$(136,646)

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Written Options Contracts	Total
Interest rate contracts	$—	$639,168	$—	$—	$639,168
Foreign exchange contracts	—	—	(239,177)	4,239	(234,938)
Credit contracts	(39,314)	—	—	—	(39,314)
TOTAL	$(39,314)	$639,168	$(239,177)	$4,239	$364,916
Semi-Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of April 30, 2025, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$333,597	$(173,860)	$—	$159,737
TOTAL	333,597	(173,860)	—	159,737

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$413,041	$(173,860)	$—	$239,181
TOTAL	413,041	(173,860)	—	239,181
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2025	Year Ended 10/31/2024
Shares sold	9,183,671	57,315,371
Shares issued to shareholders in payment of distributions declared	3,483,837	7,243,003
Shares redeemed	(31,814,715)	(36,177,561)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(19,147,207)	28,380,813
4. FEDERAL TAX INFORMATION
At April 30, 2025, the cost of investments for federal tax purposes was $633,614,190. The net unrealized appreciation of investments for federal tax purposes was $47,262,691. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $67,930,279 and unrealized depreciation from investments for those securities having an excess of cost over value of $20,667,588. The amounts presented are inclusive of derivative contracts.
As of October 31, 2024, the Fund had a capital loss carryforward of $158,782,709 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$36,572,951	$122,209,758	$158,782,709
Semi-Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2025, the Sub-Adviser earned a fee of $744,976.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2025, were as follows:
Purchases	$167,428,005
Sales	$327,160,389
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
Cash
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2025, the Fund had no outstanding loans. During the six months ended April 30, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2025, there were no outstanding loans. During the six months ended April 30, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the
Semi-Annual Financial Statements and Additional Information

public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
EMERGING MARKETS CORE FUND (THE “FUND”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”) advised by the Advisers or their affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Advisers do not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board
Semi-Annual Financial Statements and Additional Information

deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related environmental, social and governance (“ESG”) to factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the
Semi-Annual Financial Statements and Additional Information

Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the periods ended December 31, 2023, the Fund’s performance underperformed the Performance Peer Group median for the one-year period, and outperformed the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Advisers do not charge an investment advisory fee to this Fund for its services. Because the Advisers do not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. The Board considered that the Advisers do not charge an investment advisory fee to the Fund and noted, therefore, that the Advisers do not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Advisers is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
Semi-Annual Financial Statements and Additional Information

In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Emerging Markets Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N887
Q453026 (6/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Emerging Markets Core Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Emerging Markets Core Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Emerging Markets Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Emerging Markets Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Core Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Fisher
John B. Fisher, President - Principal Executive Officer

Date:  June 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2025